Morgan Stanley Financial Services Trust
Letter to the Shareholders o November 30, 2002

Dear Shareholder:

The U.S. economy continued to exhibit mixed signals during the six-month period ended November 30, 2002. While recent economic data point to a nascent recovery, it may be choppier and more protracted than initially anticipated. In November, the Federal Reserve Board continued the series of rate-easing moves it began in January 2001 cutting rates by 50 basis points to 1.25 percent, in what many believe will be the last rate cut in the cycle. The virtual collapse in the 10-year U.S. Treasury yield over the six-month period extended the mortgage-refinancing boom, which proceeded to bolster the overall economy.

While consumer debt burdens remain stubbornly high, the consumer's ability to service existing debt appears manageable. Many individuals exercised mortgage prepayment options during the period, thus lowering their mortgage interest costs. Consequently, low interest rates kept home and auto sales brisk during the period, helping to buttress the economy further. Conversely, sluggish employment growth, a weak stock market, subdued retail sales, declining consumer confidence and tepid capital spending by businesses pressured corporate earnings and in turn gross domestic product (GDP). Capacity utilization remains low, and while low interest rates directly benefited the consumer, corporate debt spreads remained prohibitive for capital expenditure borrowing over the period. Thus, only the highest-rated companies had access to debt markets and many corporations were unable to improve their balance sheets.

Financial stocks, as represented by the Standard & Poor's Financial Services Index, performed essentially in line with the broader market - albeit with heightened volatility - during the six-month period. Financial subsectors such as property/casualty insurance and brokerage/mortgage banking outperformed, while life insurance and asset management underperformed. Regional banks, the largest category component in the index, performed on a par with the broader market. In our view, a sustained but muted rebound in GDP should be a positive factor for financial stocks, as many of the sector's companies would begin to experience improved commercial credit quality and eventually experience loan growth. In our opinion, the fundamentals for financial stocks remain quite strong, and overall the group remains attractively valued relative to its earnings growth prospects.

Performance and Portfolio Strategy

For the six-month period ended November 30, 2002, Morgan Stanley Financial Services Trust's Class A, B, C and D shares produced a total return of -12.63 percent, -12.88 percent, -12.87 percent and -12.52 percent, respectively. During the same period, the broad-based Standard & Poor's 500 Index*

--------------
* The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Financial Services Trust
Letter to the Shareholders o November 30, 2002 continued

(S&P 500(Reg. TM)) returned -11.48 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

The Fund's underperformance relative to that of the S&P 500 was primarily attributable to its overweighted exposure to mortgage insurance companies, as well as small-capitalization asset managers. Moreover, its above-market exposure to financial processors also hampered the Fund's performance.

During the period under review, the Fund held positions in financial companies that we believed would benefit in a declining interest-rate environment but did not have significant exposure to syndicated lending. Consequently, investments were maintained in secured credit lenders in the housing sector with low loan-to-value ratios, mortgage insurance providers and government-sponsored enterprises (GSEs). We believe that low loan-to-value ratios provide a cushion if the economy slows and housing prices undergo a corresponding decline.

The Fund also held positions in financial institutions that are more leveraged toward commercial credit losses, because we believe an improving economy will help boost consumer finances. When banks are adequately reserved, lower provisioning for losses often leads directly to higher earnings. In addition, we shifted the Fund away from liability-sensitive banks and thrifts to asset-sensitive banks that potentially benefit from an increase in interest rates, because in our view the indications now appear to be more tilted toward higher rates in 2003. We reduced the Fund's exposure to small-capitalization banks and asset management companies that in our view appeared fairly valued and reinvested the proceeds in larger-capitalization financial stocks.

Fund positions in secular growth sectors in capital markets and wealth-management businesses, including brokers and global wholesale banks (which are experiencing cyclical weakness), were increased during the period as prices, in our view, were compelling. The Fund continues to maintain exposure to property and casualty reinsurance stocks, which we believe occupy one of the few areas of the economy with pricing power. The Fund also remained underweighted in unsecured lenders, as we believe unemployment has not yet peaked.


Looking Ahead

We believe the economy will continue to improve in the first half of 2003 but at a muted pace. Thus, we have maintained the Fund's stance on financial institutions that are more leveraged toward credit losses.

The Fund will continue to focus on long-term growth areas in the wealth-management and asset-gathering businesses, including brokers, banks and insurance companies that emphasize asset-management and retirement products. At the same time, the Fund will seek to uncover tactical

Morgan Stanley Financial Services Trust
Letter to the Shareholders o November 30, 2002 continued

opportunities in lower-growth areas of financial services such as thrifts and insurance when the cycle moves in their favor. We anticipate that the Fund will maintain overweightings in segments of the financial services industry that we believe offer the potential for above-average relative earnings growth, as well as those believed to be best positioned to benefit from anticipated industry consolidation, deregulation and advances in technology.

We appreciate your ongoing support of Morgan Stanley Financial Services Trust and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin

Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO

Morgan Stanley Financial Services Trust
Fund Performance o November 30, 2002

         Average Annual Total Returns - Period Ended November 30, 2002
--------------------------------------------------------------------------------


                     Class A Shares*
---------------------------------------------------------
1 Year                          (6.24)%(1)   (11.16)%(2)
5 Years                          7.50 %(1)     6.34 %(2)
Since Inception (7/28/1997)      8.94 %(1)     7.85 %(2)


                    Class B Shares**
---------------------------------------------------------
1 Year                          (6.88)%(1)   (11.52)%(2)
5 Years                          6.67 %(1)     6.38 %(2)
Since Inception (2/26/1997)     10.14 %(1)    10.03 %(2)


                    Class C Shares+
--------------------------------------------------------
1 Year                          (6.80)%(1)    (7.73)%(2)
5 Years                          6.69 %(1)     6.69 %(2)
Since Inception (7/28/1997)      8.13 %(1)     8.13 %(2)


                    Class D Shares++
--------------------------------------------------------
1 Year                          (5.99)%(1)
5 Years                          7.62 %(1)
Since Inception (7/28/1997)      9.07 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 * The maximum front-end sales charge for Class A is 5.25%. ** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
 ++   Class D has no sales charge.

Morgan Stanley Financial Services Trust
Portfolio of Investments o November 30, 2002 (unaudited)


 NUMBER OF
  SHARES                                                             VALUE
--------------------------------------------------------------------------------
                       Common Stocks (96.5%)
                       Data Processing Services (3.5%)
  608,400              BISYS Group, Inc. (The)* ...........       $ 12,338,352
                                                                  ------------
                       Finance/Rental/Leasing (8.3%)
  410,850              Doral Financial Corp. ..............         11,072,407
  194,800              Freddie Mac ........................         11,228,272
   31,900              Household International, Inc. ......            915,530
  270,200              MBNA Corp. .........................          5,766,068
                                                                  ------------
                                                                    28,982,277
                                                                  ------------
                       Financial Conglomerates (7.3%)
  431,200              Citigroup, Inc. ....................         16,765,056
  300,500              HSBC Holdings PLC (United
                         Kingdom) .........................          3,564,137
  166,000              Prudential Financial, Inc. .........          4,993,280
                                                                  ------------
                                                                    25,322,473
                                                                  ------------
                       Insurance Brokers/Services (2.6%)
   92,900              Gallagher (Arthur J.) & Co. ........          2,616,993
   32,850              Hilb, Rogal & Hamilton Co. .........          1,245,015
  194,600              Willis Group Holdings Ltd.
                         (Bermuda)* .......................          5,372,906
                                                                  ------------
                                                                     9,234,914
                                                                  ------------
                       Investment Banks/Brokers (8.5%)
  189,300              Investment Technology Group,
                         Inc.* ............................          5,578,671
  143,900              Lehman Brothers Holdings,
                         Inc. .............................          8,835,460
  325,600              Merrill Lynch & Co., Inc. ..........         14,163,600
  100,000              Schwab (Charles) Corp. (The)........          1,154,000
                                                                  ------------
                                                                    29,731,731
                                                                  ------------
                       Investment Managers (10.7%)
  167,500              Affiliated Managers Group,
                         Inc.* ............................          9,130,425
  286,200              BlackRock, Inc.* ...................         11,450,862
  323,400              Federated Investors, Inc.
                         (Class B) ........................          8,747,970
  387,800              W.P. Stewart & Co., Ltd.
                         (Bermuda) ........................          7,883,974
                                                                  ------------
                                                                    37,213,231
                                                                  ------------
                       Life/Health Insurance (0.8%)
  412,800              Universal American Financial
                         Corp.* ...........................          2,769,888
                                                                  ------------


 NUMBER OF
  SHARES                                                            VALUE
--------------------------------------------------------------------------------
                       Major Banks (10.9%)
  173,600              Bank of America Corp. ..............     $ 12,165,888
  323,000              Bank of New York Co., Inc.
                         (The) ............................        9,803,050
  243,600              Bank One Corp. .....................        9,619,764
  143,800              Wells Fargo & Co. ..................        6,644,998
                                                                ------------
                                                                  38,233,700
                                                                ------------
                       Multi-Line Insurance (7.2%)
  192,000              American International Group,
                         Inc.  ............................       12,508,800
   76,600              Hartford Financial Services
                         Group, Inc. (The) ................        3,757,996
  242,900              Safeco Corp. .......................        8,790,551
                                                                ------------
                                                                  25,057,347
                                                                ------------
                       Property - Casualty Insurers (6.5%)
    3,500              Berkshire Hathaway, Inc.
                         (Class B)* .......................        8,438,500
  316,400              Travelers Property Casualty
                         Corp. (Class A)* .................        5,046,580
  111,200              XL Capital Ltd. (Class A)
                         (Cayman Islands) .................        9,200,688
                                                                ------------
                                                                  22,685,768
                                                                ------------
                       Real Estate Development (0.5%)
   48,100              LNR Property Corp. .................        1,750,840
                                                                ------------
                       Regional Banks (19.7%)
   95,500              City National Corp. ................        4,332,835
  190,000              Fifth Third Bancorp ................       10,640,000
   60,000              First Midwest Bancorp, Inc. ........        1,674,600
   94,800              M&T Bank Corp. .....................        7,648,464
  384,400              National Commerce Financial
                         Corp. ............................        9,583,092
  189,600              North Fork Bancorporation,
                         Inc. .............................        6,599,976
  215,900              Southwest Bancorporation of
                         Texas, Inc.* .....................        6,153,150
  130,500              TCF Financial Corp. ................        5,565,825
  551,600              U.S. Bancorp .......................       12,080,040
  105,300              UCBH Holdings, Inc. ................        4,354,155
                                                                ------------
                                                                  68,632,137
                                                                ------------

                        See Notes to Financial Statements

Morgan Stanley Financial Services Trust
Portfolio of Investments o November 30, 2002 (unaudited) continued


  NUMBER OF
   SHARES                                                    VALUE
---------------------------------------------------------------------
               Savings Banks (4.0%)
  197,775      Charter One Financial, Inc. ..........   $ 5,953,028
  194,500      New York Community
                 Bancorp, Inc. ......................     5,422,660
  150,100      W. Holding Co., Inc. .................     2,590,726
                                                        -----------
                                                         13,966,414
                                                        -----------
               Specialty Insurance (6.0%)
  124,200      MBIA, Inc. ...........................     5,648,616
  409,900      PMI Group, Inc. (The) ................    13,358,641
   43,700      Radian Group, Inc. ...................     1,787,330
                                                        -----------
                                                         20,794,587
                                                        -----------
               Total Common Stocks
                 (Cost $304,030,806).................   336,713,659
                                                        -----------


  PRINCIPAL
  AMOUNT IN
  THOUSANDS
------------
               Short-Term Investment (4.2%)
               Repurchase Agreement
$  14,743      Joint repurchase Agreement
               Account 1.36% due
               12/02/02 (dated
               11/29/02; proceeds
               $14,744,671) (a)
               (Cost $14,743,000)..........       14,743,000
                                                ------------
Total Investments
(Cost $318,773,806) (b).........   100.7 %       351,456,659
Liabilities in Excess of Other
Assets .........................    (0.7)         (2,450,394)
                                   -----        ------------
Net Assets .....................   100.0 %      $349,006,265
                                   =====        ============

---------------------------
*    Non-income producing security.
(a)  Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $35,782,183 and the aggregate gross unrealized depreciation is $3,099,330, resulting in net unrealized appreciation of $32,682,853.


Forward Foreign Currency Contracts Open at November 30, 2002:

       CONTRACTS         IN EXCHANGE   DELIVERY    UNREALIZED
      TO DELIVER             FOR         DATE     DEPRECIATION
    -----------------------------------------------------------
     GBP   1,502,379     $2,337,251    12/02/02      $(300)

Currency Abbreviation:
-----------------------
   GBP British Pound.

                        See Notes to Financial Statements

Morgan Stanley Financial Services Trust
Financial Statements

Statement of Assets and Liabilities
November 30, 2002 (unaudited)



Assets:
Investments in securities, at value
 (cost $318,773,806)..............................................    $351,456,659
Receivable for:
  Investments sold ...............................................       9,761,828
  Dividends ......................................................         265,245
  Shares of beneficial interest sold .............................         167,823
  Foreign withholding taxes reclaimed ............................          41,852
Prepaid expenses and other assets ................................          63,383
                                                                      ------------
  Total Assets ...................................................     361,756,790
                                                                      ------------
Liabilities:
Payable for:
  Investments purchased ..........................................      12,122,212
  Distribution fee ...............................................         256,223
  Investment management fee ......................................         210,591
  Shares of beneficial interest redeemed .........................          87,701
Accrued expenses and other payables ..............................          73,798
                                                                      ------------
  Total Liabilities ..............................................      12,750,525
                                                                      ------------
  Net Assets .....................................................    $349,006,265
                                                                      ============
Composition of Net Assets:
Paid-in-capital ..................................................    $340,646,287
Net unrealized appreciation ......................................      32,686,675
Accumulated net investment loss ..................................        (454,706)
Accumulated net realized loss ....................................     (23,871,991)
                                                                      ------------
  Net Assets .....................................................    $349,006,265
                                                                      ============
Class A Shares:
Net Assets .......................................................      $6,407,640
Shares Outstanding (unlimited authorized, $.01 par value).........         526,461
  Net Asset Value Per Share ......................................          $12.17
                                                                            ======
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) ................          $12.84
                                                                            ======
Class B Shares:
Net Assets .......................................................    $305,409,215
Shares Outstanding (unlimited authorized, $.01 par value).........      26,265,793
  Net Asset Value Per Share ......................................          $11.63
                                                                            ======
Class C Shares:
Net Assets .......................................................     $11,216,606
Shares Outstanding (unlimited authorized, $.01 par value).........         963,915
  Net Asset Value Per Share ......................................          $11.64
                                                                            ======
Class D Shares:
Net Assets .......................................................     $25,972,804
Shares Outstanding (unlimited authorized, $.01 par value).........       2,123,466
  Net Asset Value Per Share ......................................          $12.23
                                                                            ======

                        See Notes to Financial Statements

Morgan Stanley Financial Services Trust
Financial Statements continued

Statement of Operations
For the six months ended November 30, 2002 (unaudited)


Net Investment Loss:
Income
Dividends (net of $5,726 foreign withholding tax).........................................    $  2,975,118
Interest .................................................................................         149,375
                                                                                              ------------
  Total Income ...........................................................................       3,124,493
                                                                                              ------------
Expenses
Distribution fee (Class A shares) ........................................................           7,894
Distribution fee (Class B shares) ........................................................       1,658,986
Distribution fee (Class C shares) ........................................................          57,608
Investment management fee ................................................................       1,415,801
Transfer agent fees and expenses .........................................................         316,268
Professional fees ........................................................................          35,211
Shareholder reports and notices ..........................................................          32,964
Registration fees ........................................................................          31,263
Custodian fees ...........................................................................          10,644
Trustees' fees and expenses ..............................................................           5,463
Other ....................................................................................           6,056
                                                                                              ------------
  Total Expenses .........................................................................       3,578,158
                                                                                              ------------
  Net Investment Loss ....................................................................        (453,665)
                                                                                              ------------
Net Realized and Unrealized Gain:
Net Realized Gain/Loss on:
  Investments ............................................................................     (18,750,290)
  Foreign exchange transactions ..........................................................           2,355
                                                                                              ------------
  Net Realized Loss ......................................................................     (18,747,935)
                                                                                              ------------
Net Change in Unrealized Appreciation on:
  Investments ............................................................................     (41,685,593)
  Translation of forward foreign currency contracts, other assets and liabilities
denominated in foreign currencies ........................................................           1,984
                                                                                              ------------
  Net Depreciation .......................................................................     (41,683,609)
                                                                                              ------------
  Net Loss ...............................................................................     (60,431,544)
                                                                                              ------------
Net Decrease .............................................................................    $(60,885,209)
                                                                                              ============

                        See Notes to Financial Statements

Morgan Stanley Financial Services Trust
Financial Statements continued

Statement of Changes in Net Assets




                                                                                           FOR THE SIX       FOR THE YEAR
                                                                                           MONTHS ENDED          ENDED
                                                                                        NOVEMBER 30, 2002    MAY 31, 2002
                                                                                       ------------------- ----------------
                                                                                           (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss ..................................................................   $    (453,665)      $ (3,011,819)
Net realized gain (loss) .............................................................     (18,747,935)         1,177,045
Net change in unrealized appreciation ................................................     (41,683,609)         6,217,279
                                                                                         -------------       ------------
  Net Increase .......................................................................     (60,885,209)         4,382,505
                                                                                         -------------       ------------
Distributions to Shareholders from Net Realized Gain:
Class A shares .......................................................................          --               (29,705)
Class B shares .......................................................................          --            (1,987,512)
Class C shares .......................................................................          --               (60,974)
Class D shares .......................................................................          --              (182,325)
                                                                                         -------------       ------------
  Total Distributions ................................................................          --            (2,260,516)
                                                                                         -------------       ------------
Net decrease from transactions in shares of beneficial interest ......................     (59,554,021)       (59,494,313)
                                                                                         -------------       ------------
  Net Decrease .......................................................................    (120,439,230)       (57,372,324)
Net Assets:
Beginning of period ..................................................................     469,445,495        526,817,819
                                                                                         -------------       ------------
End of Period
(Including accumulated net investment losses of $454,706 and $1,041, respectively)....   $ 349,006,265       $469,445,495
                                                                                         =============       ============


                        See Notes to Financial Statements

Morgan Stanley Financial Services Trust
Notes to Financial Statements o November 30, 2002 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Financial Services Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies in the financial services and financial services related industries. The Fund was organized as a Massachusetts business trust on November 8, 1996 and commenced operations on February 26, 1997. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley Financial Services Trust
Notes to Financial Statements o November 30, 2002 (unaudited) continued

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment

Morgan Stanley Financial Services Trust
Notes to Financial Statements o November 30, 2002 (unaudited) continued

income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.70% to the portion of daily net assets in excess of $1 billion.


3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,873,561 at November 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer

Morgan Stanley Financial Services Trust
Notes to Financial Statements o November 30, 2002 (unaudited) continued

representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $477,714 and $1,551, respectively and received $21,976 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2002 aggregated $293,229,479 and $356,605,279, respectively. Included in the aforementioned transactions are purchases of $2,472,000 and sales of $1,238,400 for portfolio transactions with other Morgan Stanley Funds.

For the six months ended November 30, 2002, the Fund incurred brokerage commissions of $154,667 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At November 30, 2002, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $4,380,119 and $1,762,529, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $7,000.


5. Federal Income Tax Status

At May 31, 2002, the Fund had a net capital loss carryover of approximately $307,000 which will be available through May 31, 2010 to offset future capital gains to the extent provided by regulations.

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $1,000 during fiscal 2002.

As of May 31, 2002, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Financial Services Trust
Notes to Financial Statements o November 30, 2002 (unaudited) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:


                                                   FOR THE SIX                      FOR THE YEAR
                                                   MONTHS ENDED                        ENDED
                                                NOVEMBER 30, 2002                   MAY 31, 2002
                                         -------------------------------- --------------------------------
                                                   (unaudited)
                                              SHARES          AMOUNT            SHARES          AMOUNT
                                         --------------- ----------------  --------------- ----------------
CLASS A SHARES
Sold ...................................        77,608    $     950,214        1,146,665    $   15,497,673
Reinvestment of distributions ..........          --               --              2,145            27,545
Redeemed ...............................       (71,575)        (864,241)      (1,154,146)      (15,564,665)
                                            ----------    -------------      -----------    --------------
Net increase (decrease) - Class A ......         6,033           85,973           (5,336)          (39,447)
                                            ----------    -------------      -----------    --------------
CLASS B SHARES
Sold ...................................     1,420,440       16,789,653        5,422,651        70,733,185
Reinvestment of distributions ..........          --               --            146,573         1,811,651
Redeemed ...............................    (6,206,039)     (71,921,204)     (11,030,201)     (141,407,075)
                                            ----------    -------------      -----------    --------------
Net decrease - Class B .................    (4,785,599)     (55,131,551)      (5,460,977)      (68,862,239)
                                            ----------    -------------      -----------    --------------
CLASS C SHARES
Sold ...................................       118,435        1,387,097          271,845         3,517,130
Reinvestment of distributions ..........          --               --              4,813            59,493
Redeemed ...............................      (160,345)      (1,847,882)        (411,974)       (5,350,419)
                                            ----------    -------------      -----------    --------------
Net decrease - Class C .................       (41,910)        (460,785)        (135,316)       (1,773,796)
                                            ----------    -------------      -----------    --------------
CLASS D SHARES
Sold ...................................        54,322          677,424        2,398,033        32,733,741
Reinvestment of distributions ..........          --               --              5,893            75,904
Redeemed ...............................      (369,519)      (4,725,082)      (1,654,589)      (21,628,476)
                                            ----------    -------------      -----------    --------------
Net increase (decrease) - Class D. .....      (315,197)      (4,047,658)         749,337        11,181,169
                                            ----------    -------------      -----------    --------------
Net decrease in Fund ...................    (5,136,673)   $ (59,554,021)      (4,852,292)   $  (59,494,313)
                                            ==========    =============      ===========    ==============

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At November 30, 2002, there were outstanding forward contracts.

Morgan Stanley Financial Services Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                      FOR THE SIX                          FOR THE YEAR ENDED MAY 31,
                                                     MONTHS ENDED       --------------------------------------------------
                                                   NOVEMBER 30, 2002     2002           2001         2000            1999
                                                 --------------------   -------        -------      -------        -------
                                                     (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period .............    $13.93             $13.64         $10.92       $15.57         $14.44
                                                      ------             ------         ------       ------         ------
Income (loss) from investment operations:
 Net investment income|P^ ........................      0.03               0.01           0.03         0.05           0.05
 Net realized and unrealized gain (loss) .........     (1.79)              0.34           2.69        (1.02)          2.48
                                                      ------             ------         ------       ------         ------
Total income (loss) from investment
 operations ......................................     (1.76)              0.35           2.72        (0.97)          2.53
                                                      ------             ------         ------       ------         ------
Less dividends and distributions from:
 Net investment income ...........................      --                  --            --           --             --
 Net realized gain ...............................      --                (0.06)          --          (3.68)         (1.40)
                                                      ------             ------         ------       ------         ------
Total dividends and distributions ................      --                (0.06)          --          (3.68)         (1.40)
                                                      ------             ------         ------       ------         ------
Net asset value, end of period ...................    $12.17             $13.93         $13.64       $10.92         $15.57
                                                      ======             ======         ======       ======         ======
Total Return+ ....................................    (12.63)%(1)          2.60%         24.91%       (7.66)%        19.63%
Ratios to Average Net Assets:
Expenses .........................................      1.23 %(2)(3)       1.17%(3)       1.14%(3)     1.20 %(3)      1.20%(3)
Net investment income ............................      0.43 %(2)(3)       0.07%(3)       0.27%(3)     0.37 %(3)      0.37%(3)
Supplemental Data:
Net assets, end of period, in thousands ..........    $6,408             $7,247         $7,173       $5,253         $4,905
Portfolio turnover rate ..........................        79 %(1)           176%           254%         264 %          295%



                                                    FOR THE PERIOD
                                                    JULY 28, 1997*
                                                       THROUGH
                                                     MAY 31, 1998
                                                   ---------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period .............     $11.51
                                                       ------
Income (loss) from investment operations:
 Net investment income[+/+] ......................       0.04
 Net realized and unrealized gain (loss) .........       3.13
                                                       ------
Total income (loss) from investment
 operations ......................................       3.17
                                                       ------
Less dividends and distributions from:
 Net investment income ...........................      (0.06)
 Net realized gain ...............................      (0.18)
                                                       ------
Total dividends and distributions ................      (0.24)
                                                       ------
Net asset value, end of period ...................     $14.44
                                                       ======
Total Return+ ....................................      27.74%(1)
Ratios to Average Net Assets:
Expenses .........................................       1.23%(2)
Net investment income ............................       0.34%(2)
Supplemental Data:
Net assets, end of period, in thousands ..........     $2,249
Portfolio turnover rate ..........................         99%

------------
  *   The date shares were first issued.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Financial Services Trust
Financial Highlights continued


                                         FOR THE SIX                              FOR THE YEAR ENDED MAY 31,
                                         MONTHS ENDED      -----------------------------------------------------------------------
                                       NOVEMBER 30, 2002       2002           2001           2000           1999            1998*
                                       -----------------   -----------       -------        ------         ------          -------
                                          (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ..    $ 13.35            $13.19         $10.64         $15.37         $14.38          $10.05
                                           -------            ------         ------         ------         ------          ------
Income (loss) from investment
  operations:
  Net investment loss[+/+] ............      (0.02)            (0.09)         (0.06)         (0.05)         (0.06)          (0.05)
  Net realized and unrealized gain
    (loss) ............................      (1.70)             0.31           2.61          (1.00)          2.45            4.58
                                           -------            ------         ------         ------         ------          ------
Total income (loss) from investment
 operations ...........................      (1.72)             0.22           2.55          (1.05)          2.39            4.53
                                           -------            ------         ------         ------         ------          ------
Less dividends and distributions
  from:
  Net investment income ...............        --                --             --             --             --            (0.02)
  Net realized gain ...................        --              (0.06)           --           (3.68)         (1.40)          (0.18)
                                           -------            ------         ------         ------         ------          ------
Total dividends and distributions .....        --              (0.06)           --           (3.68)         (1.40)          (0.20)
                                           -------            ------         ------         ------         ------          ------
Net asset value, end of period ........    $ 11.63            $13.35         $13.19         $10.64         $15.37          $14.38
                                           =======            ======         ======         ======         ======          ======
Total Return+ .........................     (12.88)%(1)         1.70 %        23.97 %        (8.35)%        18.69 %         45.25 %
Ratios to Average Net Assets:
Expenses ..............................       1.98 %(2)(3)      1.93 %(3)      1.93 %(3)      1.96 %(3)      1.97 %(3)       1.98 %
Net investment loss ...................      (0.32)%(2)(3)     (0.69)%(3)     (0.52)%(3)     (0.39)%(3)     (0.40)%(3)      (0.38)%
Supplemental Data:
Net assets, end of period, in
 thousands ............................   $305,409          $414,670       $481,517       $369,229       $474,549        $370,181
Portfolio turnover rate ...............         79 %(1)          176 %          254 %          264 %          295 %            99 %

------------
  * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Financial Services Trust
Financial Highlights continued


                                               FOR THE SIX                    FOR THE YEAR ENDED MAY 31,
                                               MONTHS ENDED        ---------------------------------------------------
                                            NOVEMBER 30, 2002       2002          2001           2000           1999
                                           ------------------      ------        ------         ------         ------
                                               (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ........  $ 13.36             $13.19        $10.64         $15.37         $14.38
                                               -------             ------        ------         ------         ------
Income (loss) from investment operations:
 Net investment loss[+/+] ...................    (0.02)             (0.08)        (0.06)         (0.05)         (0.05)
 Net realized and unrealized gain (loss)         (1.70)              0.31          2.61          (1.00)          2.44
                                               -------             ------        ------         ------         ------
Total income (loss) from investment
 operations .................................    (1.72)              0.23          2.55          (1.05)          2.39
                                               -------             ------        ------         ------         ------
Less dividends and distributions from:
 Net investment income ......................      --                 --            --             --             --
 Net realized gain ..........................      --               (0.06)          --           (3.68)         (1.40)
                                               -------             ------        ------         ------         ------
Total dividends and distributions ...........      --               (0.06)          --           (3.68)         (1.40)
                                               -------             ------        ------         ------         ------
Net asset value, end of period ..............  $ 11.64             $13.36        $13.19         $10.64         $15.37
                                               =======             ======        ======         ======         ======
Total Return+ ...............................   (12.87)%(1)          1.78 %       23.97 %        (8.35)%        18.69 %
Ratios to Average Net Assets:
Expenses ....................................     1.98 %(2)(3)       1.84 %(3)     1.93 %(3)      1.96 %(3)      1.91 %(3)
Net investment loss .........................    (0.32)%(2)(3)      (0.60)%(3)    (0.52)%(3)     (0.39)%(3)     (0.34)%(3)
Supplemental Data:
Net assets, end of period, in thousands        $11,217            $13,442       $15,047         $9,888        $10,305
Portfolio turnover rate .....................       79 %(1)           176 %         254 %          264 %          295 %



                                                FOR THE PERIOD
                                                JULY 28, 1997*
                                                    THROUGH
                                                 MAY 31, 1998
                                              ------------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ........       $11.51
                                                    ------
Income (loss) from investment operations:
 Net investment loss[+/+] ...................        (0.05)
 Net realized and unrealized gain (loss)              3.13
                                                    ------
Total income (loss) from investment
 operations .................................         3.08
                                                    ------
Less dividends and distributions from:
 Net investment income ......................        (0.03)
 Net realized gain ..........................        (0.18)
                                                    ------
Total dividends and distributions ...........        (0.21)
                                                    ------
Net asset value, end of period ..............       $14.38
                                                    ======
Total Return+ ...............................        26.95 %(1)
Ratios to Average Net Assets:
Expenses ....................................         1.96 %(2)
Net investment loss .........................        (0.42)%(2)
Supplemental Data:
Net assets, end of period, in thousands             $5,284
Portfolio turnover rate .....................           99 %

------------
  *   The date shares were first issued.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Financial Services Trust
Financial Highlights continued


                                                                                                                      FOR THE PERIOD
                                                FOR THE SIX                         FOR THE YEAR ENDED MAY 31,        JULY 28, 1997*
                                               MONTHS ENDED      --------------------------------------------------       THROUGH
                                             NOVEMBER 30, 2002     2002          2001          2000           1999      MAY 31, 1998
                                             -----------------   --------       ------        ------         ------    -------------
                                               (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ........   $ 13.98            $13.66       $10.91        $15.53         $14.35       $11.51
                                                --------           ------       ------        ------         ------       ------
Income (loss) from investment operations:
 Net investment income[+/+] .................      0.04              0.04         0.07          0.06           0.04         0.08
 Net realized and unrealized gain (loss) ....     (1.79)             0.34         2.68         (1.00)          2.54         3.01
                                                --------           ------       ------        ------         ------       ------
Total income (loss) from investment
 operations .................................     (1.75)             0.38         2.75         (0.94)          2.58         3.09
                                                --------           ------       ------        ------         ------       ------
Less dividends and distributions from:
 Net investment income ......................       --                --           --            --             --         (0.07)
 Net realized gain ..........................       --              (0.06)         --          (3.68)         (1.40)       (0.18)
                                                --------           ------       ------        ------         ------       ------
Total dividends and distributions ...........       --              (0.06)         --          (3.68)         (1.40)       (0.25)
                                                --------           ------       ------        ------         ------       ------
Net asset value, end of period ..............   $ 12.23            $13.98       $13.66        $10.91         $15.53       $14.35
                                                =======            ======       ======        ======         ======       ======
Total Return+ ..............................     (12.52)%(1)         2.82%       25.21%        (7.46)%        20.12%       27.03%(1)
Ratios to Average Net Assets:
Expenses ....................................      0.98 %(2)(3)      0.93%(3)     0.93%(3)      0.96 %(3)      0.97%(3)     0.94%(2)
Net investment income .......................      0.68 %(2)(3)      0.31%(3)     0.48%(3)      0.61 %(3)      0.60%(3)     0.63%(2)
Supplemental Data:
Net assets, end of period, in thousands .....   $25,973           $34,086      $23,081        $1,630         $1,385          $80
Portfolio turnover rate .....................        79 %(1)          176%         254%          264 %          295%          99%

------------
  *   The date shares were first issued.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

                 (This page has been left blank intentionally.)

[MORGAN STANLEY LOGO]

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors, Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

[GRAPHIC OMITTED]

MORGAN STANLEY
FINANCIAL SERVICES TRUST


Semiannual Report
November 30, 2002

36000RPT-9396L02-AP-12/02